RELATED PARTY TRANSACTIONS (Amount due to Related Party) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Amount due to a related party	$ 0	$ 8,021
Property and equipment, net
RELATED PARTY TRANSACTIONS
Amount due to a related party		59
Director
RELATED PARTY TRANSACTIONS
Amount due to a related party	18
Minority Interest Shareholders of Subsidiary for Consideration
RELATED PARTY TRANSACTIONS
Amount due to a related party		6,320
Data Center Operation
RELATED PARTY TRANSACTIONS
Amount due to a related party		$ 1,325
Business Cooperation
RELATED PARTY TRANSACTIONS
Amount due to a related party	$ 299